Other Assets, Non-Current (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Assets, Non-Current [Line Items]
Impairment losses on other non-current assets		¥ 88,620
Cash	¥ 40,000		¥ 86
Properties of fair value	49,340
Impairment loss on long-lived assets and long-term prepaid expenses	80,000
Carrying value	52,913	48,800
Prepaid expenses and other current assets	85,294	¥ 78,715
Other Noncurrent Assets [Member]
Other Assets, Non-Current [Line Items]
Cash	35,000
Impairment loss on long-lived assets and long-term prepaid expenses	25,825
Carrying value	105,825
Prepaid expenses and other current assets	5,000
Subsequent Event [Member]
Other Assets, Non-Current [Line Items]
Cash	¥ 40,000